MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 79.7%	Shares	Value
Accommodation and Food Services - 4.2%
Restaurants and Other Eating Places - 4.2%
Domino's Pizza, Inc.	133,157	$ 55,876,672

Administrative and Support and Waste Management and Remediation Services - 3.7%
Credit Bureaus - 3.7%
Moody's Corporation	98,494	48,338,885

Construction - 2.6%
Residential Building Construction - 2.6%
NVR, Inc. (a)	4,593	34,480,983

Educational Services - 1.7%
Colleges, Universities, and Professional Schools - 1.7%
Strategic Education, Inc.	279,910	21,838,578

Finance and Insurance - 27.7%
Direct Insurance (except Life, Health, and Medical) Carriers - 11.2%
Arch Capital Group Ltd. (a)	558,531	52,457,231
Progressive Corporation (The)	412,872	94,460,985
		146,918,216
Direct Life, Health and Medical Insurance Carriers - 6.7%
UnitedHealth Group, Inc.	267,827	88,321,310

Financial Transactions Processing, Reserve, and Clearinghouse Activities - 9.8%
Mastercard, Inc. - Class A	121,918	67,119,517
Visa, Inc. - Class A	185,569	62,061,696
		129,181,213
Information - 2.3%
Motion Picture and Video Production - 2.3%
Walt Disney Company (The)	291,420	30,444,648

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 79.7% (Continued)	Shares	Value
Manufacturing - 5.0%
Engine, Turbine, and Power Transmission Equipment - 5.0%
Cummins, Inc.	132,533	$ 65,998,783

Retail Trade - 26.3%
Automotive Parts and Accessories Retailers - 15.7%
AutoZone, Inc. (a)	34,334	135,767,966
O'Reilly Automotive, Inc. (a)	698,119	70,998,703
		206,766,669
Clothing and Clothing Accessories Retailers - 10.6%
Ross Stores, Inc.	614,628	108,395,794
TJX Companies, Inc. (The)	199,645	30,330,068
		138,725,862
Transportation and Warehousing - 4.1%
Freight Transportation Arrangement - 4.1%
Expeditors International of Washington, Inc.	367,089	53,925,374

Wholesale Trade - 2.1%
Industrial Supplies Merchant Wholesalers - 2.1%
Fastenal Company	689,177	27,842,751

Total Common Stocks (Cost $716,339,442)		$ 1,048,659,944

MARSHFIELD CONCENTRATED OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 20.4%	Shares	Value
Goldman Sachs Financial Square Funds - Treasury Instruments Fund - Institutional Shares, 3.83% (b)	144,255,565	$ 144,255,565
Vanguard Treasury Money Market Fund - Investor Shares, 3.90% (b)	124,505,934	124,505,934
Total Money Market Funds (Cost $268,761,499)		$ 268,761,499

Investments at Value - 100.1% (Cost $985,100,941)		$ 1,317,421,443

Liabilities in Excess of Other Assets - (0.1%)		(1,720,620)

Net Assets - 100.0%		$ 1,315,700,823

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2025.